Major Restructuring Costs - Summary of Analysis of Costs Charged to Operating Profit (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major Restructuring Costs [abstract]
Increase in provision for Major restructuring programmes	£ 450	£ 259	£ 163
Amount of provision reversed unused	(99)	(43)	(140)
Impairment losses recognised	130	278	158
Other non-cash charges	72	247	108
Other cash costs	256	315	681
Cost charged to operating profit	£ 809	£ 1,056	£ 970